Long-term receivables, investments and other - Equity investments (Details) - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities	[1]	$ 43,873	$ 24,408
Denison [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		20,677	13,292
UEX [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		13,005	7,253
GoviEx [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		2,875	2,000
ISO Energy [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		6,923	1,481
Other [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		$ 393	$ 382

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . There were no dividends recognized on any of these investments during the year.